Rehabilitation and Closure Cost Provision	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Rehabilitation and Closure Cost Provision
11.	Rehabilitation and Closure Cost Provision

The Company’s asset retirement obligations consist of reclamation and closure costs for the mine. At April 30, 2019, the present value of obligations is estimated at $1,254 (2018 - $1,162) based on expected undiscounted cash-flows at the end of the mine life of MXN$ 18,095 or $1,278 (2018 - $1,280), which is calculated annually over 5 to 10 years. Such liability was determined using a discount rate of 8% (2018 – 8%) and an inflation rate of 3.5% (2018 – 3.5%).

Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, closing portals to underground mining areas and other costs.

Changes to the reclamation and closure cost balance during the year are as follows:

	April 30, 2019	April 30, 2018
Balance, beginning of year	$1,162	$1,131
Accretion expense	90	64
Foreign exchange fluctuation	2	(33)

Balance, end of year	$1,254	$1,162